Condensed Financial Information (Parent Company) (Condensed Statements of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								5 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Net investment income										$ 3,078,000	$ 3,207,000	$ 3,099,000
Other revenues										651,000	736,000	422,000
Net investment gains (losses)										(28,000)	(78,000)	7,000
Net derivative gains (losses)										(1,620,000)	(5,851,000)	(326,000)
Total revenues	$ 1,880,000	$ 1,972,000	$ 2,025,000	$ 965,000	$ (553,000)	$ 1,766,000	$ (584,000)	$ 2,389,000		6,842,000	3,018,000	8,891,000
Expenses
Other expenses										2,483,000	2,284,000	2,120,000
Total expenses	$ 2,102,000	$ 2,096,000	$ 1,704,000	$ 1,555,000	$ 2,224,000	$ 2,018,000	$ 1,656,000	$ 1,825,000		7,457,000	7,723,000	7,429,000
Income (loss) before provision for income tax										(615,000)	(4,705,000)	1,462,000
Provision for income tax expense (benefit)										(237,000)	(1,766,000)	343,000
Comprehensive income (loss)										411,000	$ (258,000)	$ (1,192,000)
Parent Company
Condensed Income Statements, Captions [Line Items]
Equity in earnings (losses) of subsidiaries									$ 0	(565,979)
Net investment income									0	5,573
Other revenues									0	221,834
Net investment gains (losses)									0	(237)
Net derivative gains (losses)									0	1,729
Total revenues									0	(337,080)
Expenses
Credit facility fees									875	16,014
Other expenses									0	75,921
Total expenses									875	91,935
Income (loss) before provision for income tax									(875)	(429,015)
Provision for income tax expense (benefit)									(306)	(50,897)
Net income (loss)									(569)	(378,118)
Comprehensive income (loss)									$ (569,000)	$ 33,000